EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT	12 Months Ended
Dec. 31, 2017
EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT

32.    EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT

(a)      Basic

The basic earnings per share amount is calculated by dividing the earnings attributable to ordinary equity holders of the parent by the weighted average number of shares in issue during the year.

	2015	2016	2017

Profit attributable to owners of the parent (RMB)	129,510,705	368,411,780	1,378,435,350
Other equity instruments' distribution (RMB)	(19,287,671)	(110,000,000)	(110,000,000)
	110,223,034	258,411,780	1,268,435,350
Weighted average number of ordinary shares in issue	14,272,716,517	14,903,798,236	14,903,798,236
Basic earnings per share (RMB)	0.01	0.02	0.09

(b)      Diluted

The diluted earnings per share amounts for the years ended December 31, 2015, 2016 and 2017 are the same as the basic earnings per share amounts as there were no dilutive potential shares during those years.